Deferred Investment Consideration Payable - Schedule of Deferred Investment Consideration Payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Contingent Investment Consideration Payable [Abstract]
Deferred investment consideration payable	$ 7,500,000